Condensed Statements Of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statements Of Consolidated Comprehensive Income [Abstract]
Cash flow hedges - derivative value net loss recognized in net income, net of tax expense	$ 1	$ 1	$ 1
Defined benefit pension plans- net tax benefit	$ 33	$ 11	$ 1